LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 56,045	$ 64,944
Troubled debt restructuring, specific reserve		6,300	6,800
Additional amounts committed to lend as troubled debt restructurings		$ 40	$ 40
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		34	37	40
Pre-modification recorded balance		$ 3,089	$ 2,121	$ 3,902
Post-modification recorded balance		3,092	2,135	3,942
Increase (decrease) in allowance for loan losses		(200)	100	(100)
Charge offs due to troubled debt restructurings		$ 0	$ 0	$ 530
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		7	7	1
Recorded Balance		$ 13	$ 177	$ 1,767
Past due period for modified loans		90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		$ 0	40	(170)
Charge-offs on TDRs that subsequently defaulted		$ 0	50	$ 510
Minimum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Troubled Debt Restructuring [Abstract]
Modification of stated interest rate of loans, range of period		36 months
Modification of stated interest rate of loans, range of period in certain circumstances		480 months
Modifications involving extension of maturity date, period range		60 months
Modifications involving extension of maturity date, period range in certain circumstances		230 months
Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		$ 53,087	60,115
Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1]	2,958	4,829
Commercial [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		6,534	8,071
Commercial [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring		6,460	7,748
Commercial [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1]	$ 74	$ 323
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	0	4
Pre-modification recorded balance		$ 67	$ 0	$ 290
Post-modification recorded balance		$ 67	$ 0	$ 290
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	0	0
Pre-modification recorded balance		$ 137	$ 0	$ 0
Post-modification recorded balance		$ 137	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		7	15	9
Pre-modification recorded balance		$ 652	$ 925	$ 2,044
Post-modification recorded balance		$ 652	$ 925	$ 2,027
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	6	1
Recorded Balance		$ 0	$ 164	$ 1,767
Mortgage [Member] | 1-4 Family [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		10	6	9
Pre-modification recorded balance		$ 1,410	$ 456	$ 927
Post-modification recorded balance		$ 1,413	$ 462	$ 1,004
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		1	1	1
Pre-modification recorded balance		$ 115	$ 189	$ 116
Post-modification recorded balance		$ 114	$ 189	$ 117
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	1
Pre-modification recorded balance		$ 0	$ 0	$ 107
Post-modification recorded balance		$ 0	$ 0	$ 78
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	2
Pre-modification recorded balance		$ 0	$ 0	$ 77
Post-modification recorded balance		$ 0	$ 0	$ 78
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		8	3	6
Pre-modification recorded balance		$ 413	$ 86	$ 141
Post-modification recorded balance		$ 415	$ 90	$ 145
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	1	0
Recorded Balance		$ 13	$ 13	$ 0
Installment [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		3	10	6
Pre-modification recorded balance		$ 113	$ 391	$ 154
Post-modification recorded balance		$ 114	$ 394	$ 157
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Boat Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Recreational Vehicle Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		0	0	0
Pre-modification recorded balance		$ 0	$ 0	$ 0
Post-modification recorded balance		$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract		3	2	2
Pre-modification recorded balance		$ 182	$ 74	$ 46
Post-modification recorded balance		$ 180	$ 75	$ 46
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Retail [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	49,511	56,873
Retail [Member] | Performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[2]	46,627	52,367
Retail [Member] | Non-performing TDR's [Member]
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	[1],[2],[3]	$ 2,884	$ 4,506

[1]	Included in non-performing loans table above.
[2]	Retail loans include mortgage and installment loan segments.
[3]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.